Cash and Cash Equivalents and Restricted Cash - Schedule (Table) (Details) - USD ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Cash and Cash Equivalents And Restricted Cash [Abstract]
Cash on hand and at banks	$ 27,764	$ 60,088
Short-term deposits	16,245	21,063
Restricted cash	2,600	5,307
Total cash, cash equivalents and restricted cash	$ 46,609	$ 86,458	$ 56,658	$ 61,645